Loans (Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	$ 1,900,000	$ 1,900,000
90+ days past due	1,400,000	1,600,000
Total	3,300,000	3,500,000
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	400,000	800,000
90+ days past due	100,000	200,000
Total	$ 500,000	$ 1,000,000